Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
Subsequent Events

Note U.
Subsequent Events

On January 31, 2012, the company announced that the Board of Directors approved a quarterly dividend of $0.75 per common share. The dividend is payable March 10, 2012 to shareholders of record on February 10, 2012.

On February 1, 2012, the company issued $2.5 billion in fixed rate bonds as follows: $1.5 billion in 3-year bonds with a 0.55 percent coupon, and $1.0 billion in 5-year bonds with a 1.25 percent coupon.

On February 3, 2012, the company issued C$500 million in Canadian 5-year fixed rate bonds with a 2.20 percent coupon.